Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL LIABILITIES
Schedule of Balances of Other Financial Liabilities

	12-31-2021		12-31-2020
	Current	Non-current	Current	Non-current
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	75,182,769	1,868,805,671	152,076,992	1,467,421,655
Hedging derivatives (*)	11,647,944	72,386,037	5,398,864	16,167,471
Non-hedging derivatives (**)	1,509,177	682,670	23,285	—
Total	88,339,890	1,941,874,378	157,499,141	1,483,589,126

(*) See Note 22.2.a

(**) See Note 22.2.b

Schedule of Interest-bearing Borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2021 and 2020 is as follows:

	12-31-2021		12-31-2020
	Current	Non-current	Current	Non-current
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Secured bank loans	25,389,270	—	106,783,562	21,315,003
Unsecured bank loans	210,122	210,558,388	4	—
Unsecured obligations with the public	49,583,377	1,658,247,283	45,293,426	1,446,106,652
Total	75,182,769	1,868,805,671	152,076,992	1,467,421,655

Summary of Bank Loans by Currency and Maturity

					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	Total Non-Current 12-31-2021
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	1.50%	1.50%	Yes	—	25,389,270	25,389,270	—	—	—	—	—
Chile	CLP	6.00%	6.00%	No	3	—	3	—	—	—	—	—
Chile	US$	1.11%	1.02%	No	—	210,119	210,119	—	41,944,576	41,910,312	126,703,500	210,558,388
				Total	3	25,599,389	25,599,392	—	41,944,576	41,910,312	126,703,500	210,558,388

					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	Total Non-Current 12-31-2020
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	1.77%	1.77%	Yes	—	106,783,562	106,783,562	21,315,003	—	—	—	21,315,003
Chile	CLP	6.00%	6.00%	No	4	—	4	—	—	—	—	—
				Total	4	106,783,562	106,783,566	21,315,003	—	—	—	21,315,003

Summary of Identification of Bank Borrowings by Company

											12-31-2021							12-31-2020
											Current			Non-current				Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	Three to four years ThCh$	Two to three years ThCh$	Four to Five years ThCh$	Total Non- Current ThCh$	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	—	—	—	—	—	—	—	1	—	1	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	3	—	3	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Foreign	Inter-American Development Bank ( BID )	USA	US$	1.50%	1.50%	Upon expiration	Yes	—	25,389,270	25,389,270	—	—	—	—	—	39,966	39,966	21,315,003	21,315,003
76.412.562-2	Enel Green Power Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	1.95%	1.95%	Upon expiration	Yes	—	—	—	—	—	—	—	—	106,743,596	106,743,596	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	0.49%	0.42%	Upon expiration	No	—	1,991	1,991	41,944,576	—	—	41,944,576	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Sumitomo Mitsui Banking Corp.NY	USA	US$	1.48%	1.27%	Upon expiration	No	—	73,007	73,007	—	41,910,312	—	41,910,312	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	1.37%	1.37%	Upon expiration	No	—	135,121	135,121	—	—	126,703,500	126,703,500	—	—	—	—	—
							Total				3	25,599,389	25,599,392	41,944,576	41,910,312	126,703,500	210,558,388	4	106,783,562	106,783,566	21,315,003	21,315,003

Summary of Unsecured Liabilities by Currency and Maturity

The detail of unsecured liabilities by currency and maturity as of December 31, 2021 and 2020, is as follows:

-	Summary of Unsecured liabilities by currency and maturity

								Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	Three to Twelve months	Total Current 12-31-2021	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2021
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	8,686,780	5,204,817	13,891,597	—	335,926,442	—	—	1,089,748,792	1,425,675,234
Chile	UF	6.01%	5.48%	No	—	35,691,780	35,691,780	34,620,562	34,620,562	34,620,562	34,620,562	94,089,801	232,572,049
				Total	8,686,780	40,896,597	49,583,377	34,620,562	370,547,004	34,620,562	34,620,562	1,183,838,593	1,658,247,283

								Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	Three to Twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12-31-2020
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.71%	6.49%	No	9,140,614	2,551,520	11,692,134	—	—	282,085,533	—	914,327,429	1,196,412,962
Chile	UF	6.00%	5.48%	No	—	33,601,292	33,601,292	32,474,175	32,474,175	32,474,175	32,474,175	119,796,990	249,693,690
				Total	9,140,614	36,152,812	45,293,426	32,474,175	32,474,175	314,559,708	32,474,175	1,034,124,419	1,446,106,652

Summary of Unsecured Liabilities by Company

											12-31-2021									12-31-2020
											Current			Non-Current						Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Maturity	Secured	Less than 90 days ThCh$	Three to Twelve months	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$	Less than 90 days ThCh$	Three to Twelve months	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon – First inssuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	5,706,279	—	5,706,279	—	—	—	—	173,387,986	173,387,986	4,802,802	—	4,802,802	—	—	—	—	145,773,744	145,773,744
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First inssuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	1,824,754	—	1,824,754	—	—	—	—	58,776,668	58,776,668	1,535,840	—	1,535,840	—	—	—	—	49,297,180	49,297,180
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First inssuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,155,747	—	1,155,747	—	—	—	—	28,755,477	28,755,477	972,757	—	972,757	—	—	—	—	23,349,497	23,349,497
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Single 24296	USA	US$	4.67%	4.25%	Upon expiration	No	—	3,031,498	3,031,498	—	335,926,442	—	—	—	335,926,442	—	2,551,520	2,551,520	—	—	282,085,533	—	—	282,085,533
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander -317 Series-H	Chile	UF	7.17%	6.20%	Biannual	No	—	7,047,198	7,047,198	6,446,281	6,446,281	6,446,281	6,446,281	10,683,388	36,468,512	—	6,682,676	6,682,676	6,046,629	6,046,629	6,046,629	6,046,629	15,431,031	39,617,547
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522 Series-M	Chile	UF	4.85%	4.75%	Biannual	No	—	28,644,582	28,644,582	28,174,281	28,174,281	28,174,281	28,174,281	83,406,413	196,103,537	—	26,918,616	26,918,616	26,427,546	26,427,546	26,427,546	26,427,546	104,365,959	210,076,143
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,173,319	2,173,319	—	—	—	—	828,828,661	828,828,661	1,829,215	—	1,829,215	—	—	—	—	695,907,008	695,907,008
										Total Unsecured Bonds	8,686,780	40,896,597	49,583,377	34,620,562	370,547,004	34,620,562	34,620,562	1,183,838,593	1,658,247,283	9,140,614	36,152,812	45,293,426	32,474,175	32,474,175	314,559,708	32,474,175	1,034,124,419	1,446,106,652

Summary of Changes in Reserve for Cash Flow Hedges

	For the years ended December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Balance in hedge reserves (income hedge) at the beginning of the year net	(60,345,663)	(189,813,409)	(127,508,852)
Exchange differences recorded in equity net	(248,168,691)	98,288,849	(77,347,380)
Allocation of exchange differences to income net	26,960,555	31,178,897	15,042,823
Balance in hedge reserves (income hedge) at the end of the year net	(281,553,799)	(60,345,663)	(189,813,409)

Summary of estimation of undiscounted flows by bank loans

			Current			Non-Current						Current			Non-Current
			Maturity		Current	Maturity					Total Non-Current	Maturity		Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2021	One to two years	Two to Three Years	Three to four years	Four to five years	More than five years	as of 12-31-2021	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to four years	Four to five years	More than five years	as of 12-31-2020
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$				ThCh$
Chile	US$	1.14%	698,527	27,612,245	28,310,772	2,410,877	44,943,858	44,801,951	129,494,530	—	221,651,216	845,182	109,110,564	109,955,746	21,608,084	—	—	—	—	21,608,084
Chile	CLP	6.00%	3	—	3	—	—	—	—	—	—	4	—	4	—	—	—	—	—	—
Totals			698,530	27,612,245	28,310,775	2,410,877	44,943,858	44,801,951	129,494,530	—	221,651,216	845,186	109,110,564	109,955,750	21,608,084	—	—	—	—	21,608,084

Summary of Guaranteed and Unsecured bonds

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2021	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2021	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.49%	20,108,083	60,324,249	80,432,332	80,432,332	411,026,050	65,350,879	65,350,879	1,441,550,517	2,063,710,657	16,734,114	50,202,339	66,936,453	66,936,453	66,936,453	342,771,185	54,388,490	1,256,555,902	1,787,588,483
Chile	UF	5.48%	3,524,020	44,954,298	48,478,318	46,675,021	44,871,725	43,068,428	41,265,131	108,039,559	283,919,864	3,570,187	42,691,404	46,261,591	44,640,241	43,018,892	41,397,542	39,776,193	138,302,651	307,135,519
Totals			23,632,103	105,278,547	128,910,650	127,107,353	455,897,775	108,419,307	106,616,010	1,549,590,076	2,347,630,521	20,304,301	92,893,743	113,198,044	111,576,694	109,955,345	384,168,727	94,164,683	1,394,858,553	2,094,724,002